Business Combinations	12 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
BUSINESS COMBINATIONS

25. BUSINESS COMBINATIONS

(a)	Acquisition of equity interest in subsidiaries

During the financial year 2023, there are acquisitions of ARB Synergy Sdn. Bhd. (“ARB Synergy”) and its subsidiary, namely ARB Databook Pte (“ARB Databook”), collectively as Synergy Group.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:

	ARB Synergy Group	Total
	RM	RM

Fair value consideration for the acquisitions	1	1
Less: Cash and cash equivalents of subsidiaries acquired	(1,296)	(1,296)
Cash (inflow)/outflow from acquisition of subsidiaries	(1,295)	(1,295)

The recognised provisional fair values of identifiable assets and liabilities of subsidiaries at acquisition date are as follows:

	ARB Synergy
	Group	Total
	RM	RM

Cash and bank balances	1,297	1,297
Other receivables	1,975	1,975
Other payables and accruals	(51,069)	(51,069)
Net assets	(47,797)	(47,797)
Non-controlling interests measured at fair value	-	-
Group’s share of net assets	(47,797)	(47,797)
Add: Goodwill on consolidation	47,798	47,798
Total fair value of consideration for the acquisitions	1	1

The fair value of the non-controlling interest represents its share of the fair value of subsidiaries at the acquisition date, estimated using the purchase price allocation method. The bargain purchase on business combination is not taxable for tax purpose.

30 June 2023

ARB Synergy Group continued the following revenue and profit/(loss) to the Group’s consolidated statements of operations for the year 2023 since the date of acquisitions:

	ARB Synergy
	Group	Total
	RM	RM

Revenue	-	-
Loss before tax	(52,940)	(52,940)
Loss for the period	(52,940)	(52,940)

(b)	Disposal of equity interest in subsidiaries

During the financial year, there are disposal ARB Synergy Sdn. Bhd. and its subsidiary, ARB Databook Pte. Ltd..

The effects on the Group’s financial statements are as follows:

	ARB Synergy
	Group	Total
	RM	RM

Cash proceed	1	1
Less: Cost of investment in subsidiaries	(1)	(1)
Gain on disposal of subsidiaries at subsidiaries’ company level	-	-
Pre-acquisition reserves recognized upon acquisition	(47,799)	(47,799)
Post-acquisition reserves recognized up to the date of disposal	54,764	54,764
	6,965	6,965
Realisation of foreign currency translation gain reclassified from reserve	(787)	(787)
Gain on disposal of subsidiaries at the Group level	6,178	6,178

The value of assets and liabilities of disposal of subsidiaries are as follows:

Other receivables, prepayments and deposits	7,639	7,639
Cash and bank balances	2,950	2,950
Other payables and accruals	(65,352)	(65,352)
	(54,763)	(54,763)
Realisation of foreign currency translation gain reclassified from reserve	787	787
	(53,976)	(53,976)
Add: Goodwill	47,799	47,799
	(6,177)	(6,177)
Gain on disposal of subsidiaries at the Group level	6,178	6,178
Net disposal proceeds	1	1
Cash and cash equivalents of subsidiaries disposed	(2,950)	(2,950)
Net cash outflow upon disposal of subsidiaries	(2,949)	(2,949)

30 June 2022

In the previous financial period, the Group acquired 100% of the ordinary shares of ARB WMS Technologies Sdn. Bhd. (“ARB WMS”), ARB Innovation Sdn. Bhd. (“ARB Innovation”) and ARB R1 Technologies Sdn. Bhd. (“ARB R1”) respectively and obtain the control of the three companies.

ARB Innovation is a providers of information technology software and hardware in Malaysia. As a result of the acquisition, the Group is expected to be the leading provider of data networking products and services in Malaysia markets. It is also expecting to reduce cost through economies of scale. ARB R1 is a dormant company acquired for provision of information technology services in the future. It is expecting to save immediate preliminary cost for incorporation of a new company in Malaysia.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:

	ARB	ARB	ARB
	WMS	Innovation	R1	Total
	RM	RM	RM	RM

Fair value consideration for the acquisitions	51,000	8,000,001	1	8,051,002
Less: Cash and cash equivalents of subsidiaries acquired	(100,000)	(1,000)	(1,101)	(102,101)
Cash (inflow)/outflow from acquisition of subsidiaries	(49,000)	7,999,001	(1,100)	7,948,901

The recognized provisional fair values of identifiable assets and liabilities of subsidiaries at acquisition date are as follows:

	ARB	ARB	ARB
	WMS	Innovation	R1	Total
	RM	RM	RM	RM

Trade receivables	190,000	275,000	-	465,000
Cash and bank balances	100,000	1,000	1,101	102,101
Trade payables	-	(6,666)	-	(6,666)
Other payables and accruals	(4,368)	(2,034)	(2,826)	(9,228)
Net assets	285,632	267,300	(1,725)	551,207
Non-controlling interests measured at fair value	(139,960)	-	-	(139,960)
Group’s share of net assets	145,672	267,300	(1,725)	411,247
Less: Negative goodwill on consolidation recognised in consolidated statement of profit or loss	(94,672)	-	-	(94,672)
Add: Goodwill on consolidation	-	7,732,701	1,726	7,734,427
Total fair value of consideration for the acquisitions	51,000	8,000,001	1	8,051,002

The goodwill of ARB Innovation and ARB R1 arising from the acquisition consists largest of the synergies and economies of scale expected from combining the operations of the Group and the acquired company. The bargain purchase of ARB WMS arising from the acquisition consist of economic benefit generated mainly from cash and bank balances and debt collection from trade receivables over its payables available.

The fair value of the non-controlling interest represents its share of the fair value of subsidiaries at the acquisition date, estimated using the purchase price allocation method. The bargain purchase on business combination is not taxable for tax purpose.

ARB WMS, ARB Innovation and ARB R1 contributed the following revenue and profit/(loss) to the Group’s consolidated statements of operations for the current period since the date of acquisitions:

	ARB	ARB	ARB
	WMS	Innovation	R1	Total
	RM	RM	RM	RM

Revenue	-	234,000,000	-	234,000,000
Loss before tax	(39,211)	(406,418)	(1,000)	(446,629)
Loss for the period	(74,668)	(406,418)	(1,000)	(482,086)

Had the acquired companies been acquired at the beginning of the reporting period, the revenue and (loss)/profit to the Group is equivalent to the revenue and loss to the Group for the current year since the date of acquisitions.